Accounts Receivable and Amount Due From Factor (Details) - USD ($)	Dec. 31, 2021	Mar. 31, 2021
Accounts Receivable and Amount Due From Factor
Amount of uncollectible trade accounts receivable	$ 157,000	$ 157,000